Fair Value Measurements - Schedule of Fair Value of Working Capital Note (Details) - Level 3	4 Months Ended
Sep. 11, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - beginning of period	$ 0
Additions	58,060
Change in fair value	2,929,653
Transfers out of level 3 to level 2	(2,987,713)
Fair value - end of period	$ 0